SUBSEQUENT EVENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Sale leaseback, Transaction amount				¥ 110,000	$ 17,261
Subsequent Events | Zhejiang Marine Leasing Ltd
Subsequent Event [Line Items]
Sale leaseback, Transaction amount	¥ 110,000		$ 17,261
Sale leaseback, lease term	P5Y	P5Y
Subsequent Events | Shanghai Medstar
Subsequent Event [Line Items]
Subscription amount	¥ 220,000	$ 34,523